8. RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2012
Related Party Transactions [Abstract]
Fees incurred from Auric Resources, a company controlled by a former director	$ 37,725
Payables to a related party		$ 0